1

QUARTERLY REPORT

		Shares	Fair Value
92.44%	COMMON STOCKS

7.33%	COMMUNICATIONS SERVICES
	Alphabet, Inc. Class A*	1,246	$2,715,358
	Meta Platforms, Inc.*	11,782	1,899,848
			4,615,206

12.40%	CONSUMER DISCRETIONARY
	Alibaba Group Holdings Ltd.*	11,073	1,258,779
	Amazon.Com, Inc.*	17,552	1,864,198
	AutoZone, Inc.*	612	1,315,261
	Dollar General Corp.	8,312	2,040,097
	Tesla, Inc.**	1,976	1,330,678
			7,809,013

13.23%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	16,613	1,289,169
	General Mills, Inc.	18,520	1,397,334
	Kellogg Co.	18,481	1,318,435
	Pepsico, Inc.	14,539	2,423,070
	Walmart, Inc.	15,615	1,898,471
			8,326,479

8.78%	ENERGY
	Chevron Corp.	8,516	1,232,947
	Devon Energy Corp.	22,100	1,217,931
	Exxon Mobil Corp.	21,572	1,847,426
	Pioneer Natural Resources	5,514	1,230,063
			5,528,367

9.71%	FINANCIAL
	American Express Co.	15,064	2,088,172
	Berkshire Hathaway Class B*	6,917	1,888,479
	Goldman Sachs Group, Inc.	7,196	2,137,356
			6,114,007

14.16%	HEALTH CARE
	Amgen, Inc.	7,738	1,882,655
	Cigna Corp.	4,866	1,282,288
	Humana, Inc.	4,133	1,934,533
	McKesson Corp.	5,802	1,892,670
	Merck & Company, Inc.	21,117	1,925,237
			8,917,383

ALPHA DOG ETF

Schedule of InvestmentsJune 30, 2022 (Unaudited)

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedJune 30, 2022 (Unaudited)

		Shares	Fair Value
20.36%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	8,227	629,119
	Apple, Inc.	18,296	2,501,429
	Broadcom, Inc.	1,297	630,096
	Microsoft Corp.	9,722	2,496,901
	Nvidia Corp.	4,133	626,521
	Qualcomm, Inc.	15,792	2,017,270
	Visa, Inc.	10,776	2,121,687
	Zoom Video Communications, Inc.*	16,638	1,796,405
			12,819,428

6.47%	REAL ESTATE
	American Tower Corp.	8,461	2,162,547
	VICI Properties, Inc.	64,106	1,909,718
			4,072,265

92.44%	TOTAL COMMON STOCKS		58,202,148

5.14%	EXCHANGE TRADED FUNDS
	Proshares Ultra Short S&P 500 ETF*	64,209	3,231,639

	TOTAL EXCHANGE TRADED FUNDS		3,231,639

0.73%	MONEY MARKET FUNDS
	Dreyfus Treasury Securities Cash Management-Service Shares 0.17%**	459,575	459,575

98.31%	TOTAL INVESTMENTS		61,893,362
1.69%	Other assets, net of liabilities		1,065,813
100.00%	NET ASSETS		$62,959,175

*Non-Income Producing

**Effective 7 day yield as of March 31, 2022

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedJune 30, 2022 (Unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$58,202,148	$—	$—	$58,202,148
Exchange Traded Funds	3,231,639			3,231,639
Money Market Funds	459,575			459,575
Total Investments	$61,893,362	$—	$—	$61,893,362

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $66,332,290 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$458,752
Gross unrealized depreciation	(4,897,680)
Net unrealized appreciation	$(4,438,928)